RELATED PARTY TRANSACTIONS (Additional Information) (Details) $ in Thousands	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 28, 2021	Sep. 30, 2017 drillingRig	Dec. 31, 2020	Dec. 31, 2020 USD ($) drillingRig	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Gain on sale of subsidiaries, operating				$ 1,894	$ 0	$ 7,613
Number of drilling units | drillingRig		3		3
Minimum | West Linus and West Hercules
Related Party Transaction [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)			65.00%	65.00%
Minimum | West Linus and West Hercules | Subsequent Event
Related Party Transaction [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)	65.00%
Maximum | West Linus and West Hercules
Related Party Transaction [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)			75.00%	75.00%
Maximum | West Linus and West Hercules | Subsequent Event
Related Party Transaction [Line Items]
Expected percentage of revenue to be collected under existing charter agreements (as percent)	75.00%
River Box
Related Party Transaction [Line Items]
Ownership percentage			49.90%	49.90%
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Related Party Transaction [Line Items]
Ownership percentage of disposed assets			50.10%	50.10%
Net proceeds received				$ 17,500
Gain on sale of subsidiaries, operating				$ 1,900